Fair Values of Financial Instruments Schedule of Fair Values Of Financial Instruments by Balance Sheet Grouping (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Fair Value of Financial Instruments on the Consolidated Balance Sheets [Abstract]
Schedule of Fair Values Of Financial Instruments by Balance Sheet Grouping [Table Text Block]
The fair values at December 31, 2011 and 2010 do not reflect subsequent changes in the economy, interest rates, tax rates, and other variables that may affect the determination of fair value.

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets		(in thousands)
Cash and cash equivalents	$133,086	$133,086	$169,477	$169,477
Foreign exchange forwards	241	241	63	63

Liabilities
2011 credit facility
USD denominated term loan	$292,502	$296,856	$—	$—
Multicurrency revolving line of credit	160,000	163,269	—	—
2007 credit facility
USD denominated term loan	—	—	218,642	219,462
EUR denominated term loan	—	—	174,031	174,684
Convertible senior subordinated notes	—	—	218,268	236,461
Interest rate swaps	—	—	6,820	6,820
Foreign exchange forwards	222	222	457	457